Financial instruments - Summary of fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hedged borrowings
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (2,153)	£ (2,587)
€500m bond and €500m interest rate swaps maturing 2024
Disclosure Of Detailed Information About Hedged Items
Principal amount		£ (433)
Fixed rate		1.00%
Floating rate basis		Euribor+0.7%
€500m bond and €500m interest rate swaps maturing 2024 | Euribor
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate		0.70%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (535)	£ (524)
Fixed rate	1.30%
Floating rate basis	USD SOFR+1.5%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	1.50%
$750m bond and $750m interest rate swaps maturing 2030
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (599)	(588)
Fixed rate	3.00%
Floating rate basis	USD SOFR+1.8%
$750m bond and $750m interest rate swaps maturing 2030 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	1.80%
€750m bond and €750m interest rate swaps maturing 2031
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (620)	(650)
Fixed rate	3.80%
Floating rate basis	Euribor+0.9%
€750m bond and €750m interest rate swaps maturing 2031 | Euribor
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	0.90%
$500m bond and $500m interest rate swaps maturing 2032
Disclosure Of Detailed Information About Hedged Items
Principal amount	£ (399)	£ (392)
Fixed rate	4.80%
Floating rate basis	USD SOFR+2.0%
$500m bond and $500m interest rate swaps maturing 2032 | US dollar SOFR
Disclosure Of Detailed Information About Hedged Items
Adjustment to floating rate	2.00%